Accrued expenses and prepaid revenues	12 Months Ended
Dec. 31, 2020
Accrued expenses and prepaid revenues
Accrued expenses and prepaid revenues	Note 20. Accrued expenses and prepaid revenues

Skr mn	Dec 31, 2020	Dec 31, 2019
Interest expenses accrued	1,843	2,541
Other accrued expenses and prepaid revenues	81	41
Total	1,924	2,582